Nature of Business	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Business

1.      NATURE OF BUSINESS

Wi-LAN Inc. (“WiLAN” or the “Company”) is an intellectual property licensing company which develops, acquires, licenses and otherwise enforces a range of patented technologies which are utilized in products in a wide array of markets including communications and consumer electronics, medical, industrial, semiconductor, automotive and aerospace. The Company generates revenue by licensing its patents to companies that sell products utilizing technologies including: Wi-Fi, WiMAX, LTE, CDMA, DSL, DOCSIS, Bluetooth, V-Chip, 3D television, automotive headlight assemblies, semiconductor manufacturing and packaging, medical stent, video streaming, CMOS image sensors, building automation, computer gaming, smart meter monitoring and LED lighting. The Company also generates revenue by licensing patent portfolios on behalf of its partners and, if necessary, the enforcement of their patented technologies.